FILE NOS. 333-108328
                                                                        811-0560

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 1                    /X/

                        (Check appropriate box or boxes)

                          JOHN HANCOCK INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
--------------------------------------------------------------------------------
           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1702
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immedia tely upon filing pursuant to paragraph (b) of Rule 485.

                          JOHN HANCOCK INVESTMENT TRUST

                     STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-108328 and 811-0560, dated August 28, 2003, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwaelth of Massachusetts, on the 11th day of February, 2004.

                   JOHN HANCOCK INVESTMENT TRUST


                   By:            *
                      -------------------------------------
                      Maureen Ford Goldfarb
                      Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                        Title                               Date
        ---------                        -----                               ----

         *
-----------------------             Trustee, Chairman, President and       February 11, 2004
Maureen Ford Goldfarb               Chief Executive Officer

         *
-----------------------             Senior Vice President and
Richard A. Brown                    Chief Financial Officer

/s/William H. King                  Vice President, Treasurer
-----------------------             (Chief Accounting Officer)
William H. King

          *                         Trustee
------------------------
James F. Carlin

          *                         Trustee
------------------------
William H. Cunningham

          *                         Trustee
------------------------
Ronald R. Dion

          *                         Trustee
------------------------
John M. DeCiccio

          *                         Trustee
------------------------
Charles L. Ladner

          *                         Trustee
------------------------
Steven R. Pruchansky

          *                         Trustee
------------------------
Norman H. Smith

          *                         Trustee
------------------------
John P. Toolan


*By:     /s/Susan S. Newton
         ------------------                                                February 11, 2004
         Susan S. Newton
         Attorney-in-Fact
         Power of Attorney dated
         June 23, 2001 and September 12, 2001.



John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust


                                POWER OF ATTORNEY

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM H. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



Maureen R. Ford                                               /s/Charles L. Ladner
---------------                                               --------------------
Maureen R. Ford, as Chairman and Chief                        Charles L. Ladner
Executive Officer

/s/John M. DeCiccio                                           /s/Steven R. Pruchansky
-------------------                                           -----------------------
John M. DeCiccio, as Trustee                                  Steven R. Pruchansky


/s/James F. Carlin                                            /s/Norman H. Smith
------------------                                            ------------------
 James F. Carlin                                              Norman H. Smith

/s/William H. Cunningham                                      /s/John P. Toolan
------------------------                                     ------------------
William H. Cunningham                                         John P. Toolan

/s/Ronald R. Dion
-----------------
Ronald R. Dion


Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust




                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.



                                              /s/Richard A. Brown
                                              -------------------
                                              Richard A. Brown
                                              Chief Financial Officer


                               HALE AND DORR LLP
                               COUNSELLORS AT LAW


                                www.haledorr.com
                       60 STATE STREET o BOSTON, MA 02109
                         617-526-6000 o FAX 617-526-5000


                                December 5, 2003



John Hancock Sovereign Investors Fund
John Hancock Dividend Performers Fund
101 Huntington Avenue
Boston, MA 02199


Ladies and Gentlemen:

      This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of September 1, 2003 by and between John Hancock Investment Trust, a Massachusetts business trust, on behalf of its series, John Hancock Sovereign Investors Fund ("Acquiring Fund") and John
Hancock Institutional Series Trust, a Massachusetts business trust, on behalf of its series, John Hancock Dividend Performers Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of Class I shares of beneficial interest of Acquiring Fund (the
"Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

      In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated March 1, 2003, as revised October 1, 2003;
(ii) the Class I statement of additional information for Acquiring Fund dated
March 1, 2003; (iii) the prospectus for Acquired Fund dated July 1, 2003, as supplemented on August 27, 2003 and October 1, 2003; (iv) the statement of additional information for Acquired Fund dated July 1, 2003; (v) the Notice of
Meeting of Shareholders Scheduled for December 3, 2003 and the accompanying proxy statement and prospectus on Form N-14 (the "Proxy Statement"); (vi) the Agreement; (vii) the tax representation certificates delivered pursuant to the Agreement and relevant to this opinion (the "Representation Certificates"); and
(viii) such other documents as we deemed necessary or relevant to our analysis.

      In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions. Furthermore, we have assumed that all representations contained in the Agreement, as well as those representations contained in the Representation


BOSTON       LONDON      MUNICH      NEW YORK      OXFORD      PRINCETON      RESTON       WALTHAM       WASHINGTON
-------------------------------------------------------------------------------------------------------------------
                       Hale and Dorr LLP is a Massachusetts Limited Liability Partnership


John Hancock Sovereign Investors Fund
John Hancock Dividend Performers Fund
December 5, 2003
Page 2


Certificates are, on the date hereof, and will be, at the consummation of the Transaction, true and complete in all material respects, and that any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification. We have also assumed that as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently any of the above assumptions or representations.

      The conclusions expressed herein represent our judgment regarding the proper treatment of the Transaction under the income tax laws of the United
States based upon the Code, case law, Treasury Regulations, and the rulings and other pronouncements of the Internal Revenue Service (the "Service") in effect on the date of this opinion. No assurances can be given that such laws will not be amended or otherwise changed after the consummation of the Transaction or that such changes will not affect the conclusions expressed herein.
Nevertheless, we undertake no responsibility to advise you of any developments after the consummation of the Transaction in the application or interpretation of the income tax laws of the United States.

      Our opinion represents our best judgment regarding how a court would decide if presented with the issues addressed herein and is not binding upon the Service or any court. Moreover, our opinion does not provide any assurance that a position taken in reliance on such opinion will not be challenged by the Service and does not constitute any representation or warranty that such position, if so challenged, will not be rejected by a court.

      This opinion addresses only the specific United States federal income tax consequences of the Transaction set forth below, and does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, or other tax consequences that may result from the Transaction or any other action
(including any action taken in connection with the Transaction).

      On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring
Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund
Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. No opinion is expressed or implied regarding the tax consequences of any other aspects of the Transaction except as expressly set forth above.


John Hancock Sovereign Investors Fund
John Hancock Dividend Performers Fund
December 5, 2003
Page 3


      This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.6 of the Agreement. It may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.


                                Very truly yours,

                                /s/ Hale and Dorr LLP
                                ---------------------
                                HALE AND DORR LLP


                               HALE AND DORR LLP
                               COUNSELLORS AT LAW

                                www.haledorr.com
                       60 STATE STREET o BOSTON, MA 02109
                         617-526-6000 o FAX 617-526-5000


                                December 19, 2003



John Hancock Sovereign Investors Fund
John Hancock Large Cap Spectrum Fund
101 Huntington Avenue
Boston, MA 02199


Ladies and Gentlemen:

      This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of September 1, 2003 by and between John Hancock Investment Trust, a Massachusetts business trust, on behalf of its series, John Hancock Sovereign Investors Fund ("Acquiring Fund") and John
Hancock Equity Trust, a Massachusetts business trust, on behalf of its series, John Hancock Large Cap Spectrum Fund ("Acquired Fund"). Pursuant to the
Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of Class A shares, Class B shares and Class C shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

      In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated March 1, 2003, as revised October 1, 2003;
(ii) the Class A, B, and C statement of additional information for Acquiring
Fund dated August 5, 2003, as revised September 2, 2003; (iii) the prospectus for Acquired Fund dated March 1, 2003, as revised October 1, 2003; (iv) the statement of additional information for Acquired Fund dated March 1, 2003, as revised July 15, 2003; (v) the Notice of Meeting of Shareholders Scheduled for
August 27, 2003 and the accompanying proxy statement and prospectus on Form N-14
(the "Proxy Statement"); (vi) the Agreement; (vii) the tax representation certificates delivered pursuant to the Agreement and relevant to this opinion
(the "Representation Certificates"); and (viii) such other documents as we deemed necessary or relevant to our analysis.

      In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions. Furthermore, we have assumed that all representations contained in the Agreement, as well as those representations contained in the Representation


BOSTON       LONDON      MUNICH      NEW YORK      OXFORD      PRINCETON      RESTON       WALTHAM       WASHINGTON
-------------------------------------------------------------------------------------------------------------------
                        Hale and Dorr LLP is a Massachusetts Limited Liability Partnership

John Hancock Sovereign Investors Fund
John Hancock Large Cap Spectrum Fund
December 19, 2003
Page 2


Certificates are, on the date hereof, and will be, at the consummation of the Transaction, true and complete in all material respects, and that any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification. We have also assumed that as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently any of the above assumptions or representations.

      The conclusions expressed herein represent our judgment regarding the proper treatment of the Transaction under the income tax laws of the United
States based upon the Code, case law, Treasury Regulations, and the rulings and other pronouncements of the Internal Revenue Service (the "Service") in effect on the date of this opinion. No assurances can be given that such laws will not be amended or otherwise changed after the consummation of the Transaction or that such changes will not affect the conclusions expressed herein.
Nevertheless, we undertake no responsibility to advise you of any developments after the consummation of the Transaction in the application or interpretation of the income tax laws of the United States.

      Our opinion represents our best judgment regarding how a court would decide if presented with the issues addressed herein and is not binding upon the Service or any court. Moreover, our opinion does not provide any assurance that a position taken in reliance on such opinion will not be challenged by the Service and does not constitute any representation or warranty that such position, if so challenged, will not be rejected by a court.

      This opinion addresses only the specific United States federal income tax consequences of the Transaction set forth below, and does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, or other tax consequences that may result from the Transaction or any other action
(including any action taken in connection with the Transaction).

      On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring
Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund
Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. No opinion is expressed or implied regarding the tax consequences of any other aspects of the Transaction except as expressly set forth above.



John Hancock Sovereign Investors Fund
John Hancock Large Cap Spectrum Fund
December 19, 2003
Page 3



      This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.6 of the Agreement. It may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.





                                  Very truly yours,

                                  /s/ Hale and Dorr LLP
                                  ---------------------
                                  HALE AND DORR LLP